1933 Act File No. 33-38550
                                                      1940 Act File No. 811-6269

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                         ------

      Pre-Effective Amendment No.         ..............................

      Post-Effective Amendment No.   12   ..............................   X
                                   -------                               ------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ------

      Amendment No.   11   ............................................     X
                    -------                                               ------

                              CASH TRUST SERIES II

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                               1001 Liberty Avenue
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on ____________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i)
 X on September 30, 1999 pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph
    (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                                              Copies to:

 Matthew G. Maloney, Esquire
 Dickstein Shapiro Morin & Oshinsky LLP
 2101 L Street, N.W.
 Washington, D.C.  20037



PART C.           OTHER INFORMATION.

Item 23.          Exhibits:


  (a)      (i)  Conformed Copy of Declaration of Trust of the Registrant; (5)
           (ii) Conformed Copy of Amendment No. 1 to Declaration of Trust of the Registrant; (5)
           (iii) Conformed Copy of Amendment No. 2 to Declaration of Trust of the Registrant; (5)
  (b)      (i)     Copy of the Amended By-Laws of the Registrant; (1)
           (ii)    Copy of Amendment No. 2 to the By-Laws of the Registrant;(6)
           (ii)    Copy of Amendment No. 3 to the By-Laws of the Registrant; (6)
           (ii)    Copy of Amendment No. 4 to the By-Laws of the Registrant; (6)
  (c) Copy of Specimen Certificate for Shares of
  Beneficial Interest of the Registrant; (1) (d)
  Conformed Copy of Investment Advisory Contract of the
  Registrant; (5) (e) (i) Conformed Copy of
  Distributor's Contract of the Registrant; (5)
           (ii) Conformed Copy of Specimen Mutual Funds Sales and Service Agreement; (5)
           (iii) Conformed Copy of Specimen Mutual Funds Service Agreement; (5)
           (iv) Conformed Copy of Specimen Plan Trustee/Mutual Funds Service Agreement; (5)
  (f)      Not applicable;
  (g)      (i)     Conformed copy of Custodian Agreement of the Registrant; (5)
           (ii)    Conformed copy of Custodian Fee Schedule;(6)
  (h)      (i)     Conformed copy of Amended and Restated Agreement for Fund
                   Accounting Services, Administrative Services, Transfer
                   Agency Services and Custody Services Procurement  of the
                   Registrant;(6)
           (ii) Conformed copy of Amended and Restated Shareholder Services Agreement;(6)
           (iii)   The responses described in Item 23(e)(ii)-(iv)are hereby
           incorporated by ..........  reference.
----------------------


1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed January 4, 1991. (File Nos. 33-38550 and 811-6269)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed July 24, 1995. (File Nos. 33-38550 and 811-6269)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed July 21, 1998. (File Nos. 33-38550 and 811-6269)

       (i) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered; (5)
       (j)      Conformed copy of Consent of the Independent Auditor;(7)
       (k)      Not applicable;
       (l)      Conformed Copy of Initial Capital
                Understanding; (5)
       (m)      (i)   Conformed Copy of Distribution Plan of the Registrant; (1)
                (ii) The responses described in Item 23(e)(ii)-(iv) are hereby incorporated by reference.
       (n) Copy of Financial Data Schedules; (not included per footnote 60 of Relese No. 33-7684)
       (o)      Not Applicable
       (p)      (i)     Conformed Copy of Power of Attorney of the
                         Registrant; (6)
                (ii)    Conformed copy of Power of Attorney of
                        Chief Investment Officer of the Registrant; (7)
                (iii) Conformed copy of Power of Attorney of Treasurer of the
                         Registrant;
  (7)
                (iv)  Conformed copy of Power of Attorney of Trustee of the
                         Registrant; (7)

Item 24.          Persons Controlled by or Under Common Control with the Fund:

                  None



Item 25.          Indemnification:  (2)














----------------------
+ Exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed January 4, 1991. (File Nos. 33-38550 and 811-6269)

2.   Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement on Form N-1A filed January 24, 1991. (File Nos. 33-38550 and 811-6269)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed July 24, 1995. (File Nos. 33-38550 and 811-6269)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed July 21, 1998. (File Nos. 33-38550 and 811-6269)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed on May 26, 1999 (File Nos. 33-38550 and 811-6269)

Item 26. Business and Other Connections of Investment Adviser:

              For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:           William D. Dawson, III
                                                   Henry A. Frantzen
                                                   J. Thomas Madden

              Senior Vice Presidents:              Joseph M. Balestrino
                                                   David A. Briggs
                                                   Drew J. Collins
                                                   Jonathan C. Conley
                                                   Deborah A. Cunningham
                                                   Mark E. Durbiano
                                                   Jeffrey A. Kozemchak
                                                   Sandra L. McInerney
                                                   Susan M. Nason
                                                   Mary Jo Ochson
                                                   Robert J. Ostrowski

              Vice Presidents:                     Todd A. Abraham
                                                   J. Scott Albrecht
                                                   Arthur J. Barry
                                                   Randall S. Bauer
                                                   Micheal W. Casey
                                                   Robert E. Cauley
                                                   Kenneth J. Cody
                                                   Alexandre de Bethmann
                                                   B. Anthony Delserone, Jr.
                                                   Michael P. Donnelly
                                                   Linda A. Duessel
                                                   Donald T. Ellenberger
                                                   Kathleen M. Foody-Malus
                                                   Thomas M. Franks
                                                   Edward C. Gonzales
                                                   James E. Grefenstette
                                                   Marc Halperin
                                                   Patricia L. Heagy
                                                   Susan R. Hill
                                                   William R. Jamison
                                                   Constantine J. Kartsonas
                                                   Stephen A. Keen
                                                   Robert M. Kowit
                                                   Richard J. Lazarchic
                                                   Steven Lehman
                                                   Marian R. Marinack
                                                   Jeffrey A. Petro
                                                   Keith J. Sabol
                                                   Frank Semack
                                                   Aash M. Shah
                                                   Michael W. Sirianni, Jr.
                                                   Christopher Smith
                                                   Tracy P. Stouffer
                                                   Edward J. Tiedge
                                                   Peter Vutz
                                                   Paige M. Wilhelm
                                                   George B. Wright
                                                   Jolanta M. Wysocka

              Assistant Vice Presidents:           Nancy J. Belz
                                                   Lee R. Cunningham, II
                                                   James H. Davis, II
                                                   Jacqueline A Drastal
                                                   Paul S. Drotch
                                                   Salvatore A. Esposito
                                                   Donna M. Fabiano
                                                   Gary E. Farwell
                                                   Eamonn G. Folan
                                                   John T. Gentry
                                                   John W. Harris
                                                   Nathan H. Kehm
                                                   John C. Kerber
                                                   Grant K. McKay
                                                   Natalie F. Metz
                                                   Joseph M. Natoli
                                                   Ihab Salib
                                                   James W. Schaub
                                                   John Sheehy
                                                   Michael Stapen
                                                   Diane Tolby
                                                   Timothy G. Trebilcock
                                                   Leonardo A. Vila
                                                   Steven J. Wagner
                                                   Lori A. Wolff

              Secretary:                           G. Andrew Bonnewell

              Treasurer:                           Thomas R. Donahue

              Assistant Secretaries:               Thomas R. Donahue
                                                   Richard B. Fisher
                                                   Christine I. Newcamp

              Assistant Treasurer:                 Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower,1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


Item 27.  Principal Underwriters:

     (a)......Federated Securities Corp. the Distributor for shares of the Fund, acts as principal  underwriter for the following  ........  open-end  investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Chairman, Chief                                  President
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Arthur L. Cherry                           Director                                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             Director                                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                         --
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer and                            --
Federated Investors Tower                  Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779



              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward C. Gonzales                         Executive Vice President                             Executive
Federated Investors Tower                  Federated Securities Corp.                       Vice President
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas P. Moretti                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

(c)      Not applicabe



Item 28.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant..........................................Federated Investors Tower
                                                    1001 Liberty
                                                    Avenue
                                                    Pittsburgh, PA
                                                    15222-3779
                                                    (Notice should
                                                    be sent to the
                                                    Agent for
                                                    Service at the
                                                    above address)

                                                    Federated Investors Funds
                                                    5800 Corporate Drive
                                                    Pittsburgh, PA 15237-7000

Federated Shareholder Services Company              P.O. Box 8600
("Transfer Agent, Dividend                          Boston, MA 02266-8600
Disbursing Agent and Portfolio
Recordkeeper")


Federated Services Company                          Federated Investors Tower
("Administrator")                                   1001 Liberty Avenue
                                                    Pittsburgh, PA  15222-3779

Federated Investment                                Federated Investors Tower
Management Company                                  1001 Liberty Avenue
("Adviser")                                         Pittsburgh, PA  15222-3779

State Street Bank and Trust Company                 P.O. Box 8600
("Custodian")                                       Boston, MA 02266-8600




Item 29.          Management Services:  Not applicable.







Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, CASH TRUST SERIES II, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of July, 1999.


                                                         CASH TRUST SERIES II

                           BY: /s/ Leslie K. Ross
                           Leslie K. Ross, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           July 28, 1999


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:




      NAME                                           TITLE                                       DATE

By:   /s/ Leslie K. Ross
      Leslie K. Ross                              Attorney In Fact                      July 28, 1999
      ASSISTANT SECRETARY                         For the Persons
                                                  Listed Below


      NAME                                           TITLE

John F. Donahue*                                     Chairman and Trustee
                                                     (Chief Executive Officer)

Richard B. Fischer*                                  President

William D. Dawson, III*                              Chief Investment Officer

J. Christopher Donahue*                              Executive Vice President
                                                       and Trustee


Richard J. Thomas*                                   Treasurer (Principal Financial
                                                       and Accounting Officer)

Thomas G. Bigley*                                    Trustee

John T. Conroy, Jr.*                                 Trustee

Nicholas P. Constantakis*                            Trustee

William J. Copeland*                                 Trustee

John F. Cunningham*                                  Trustee

James E. Dowd, Esq.*                                 Trustee

Lawrence D. Ellis, M.D.*                             Trustee

Edward L. Flaherty, Jr., Esq.*                       Trustee

Peter E. Madden*                                     Trustee

John E. Murray, Jr., J.D., S.J.D.*                   Trustee

Wesley W. Posvar*                                    Trustee

Marjorie P. Smuts*                                   Trustee

* By Power of Attorney